Cover	Jan. 03, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 03, 2025
Entity File Number	001-37769
Entity Registrant Name	VBI Vaccines Inc/BC
Entity Central Index Key	0000764195
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	160 Second Street
Entity Address, Address Line Two	Floor 3
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	(617)
Local Phone Number	830-3031
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false